Subsequent events (Details) (ADS, Subsequent event)	0 Months Ended
	May 11, 2015	May 11, 2015	May 10, 2015
ADS | Subsequent event
Subsequent events
ADS ratio to common shares	2	2	4
Reverse split conversion ratio	8